Property and Equipment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Impairment charge	$ 22,012	$ 22,012	$ 22,012
Buildings
Property, Plant and Equipment [Line Items]
Impairment charge			$ 2,100